SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENTAL ANALYSIS
NOTE 4: SEGMENTAL ANALYSIS
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of the Lloyds Banking Group has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. They consider interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
During the year ended 31 December 2022, there were changes as a result of the Lloyds Banking Group restructure effective from 1 July 2022 and other methodology changes (comparatives have been restated accordingly):
•Business Banking and Commercial Cards moved from Retail to Commercial Banking. Wealth moved to Retail.
•The Group reviewed and updated its methodology for liquidity transfer pricing between segments.
The Group's restructure created a revised organisational structure under its divisions. The Group completed a review and determined that it had two operating and reportable segments: Retail and Commercial Banking:
•Retail offers a broad range of financial services products to personal customers, including current accounts, savings, mortgages, credit cards, unsecured loans, motor finance and leasing solutions.
•Commercial Banking serves small and medium businesses as well as corporate and institutional clients, providing lending, transactional banking, working capital management, debt financing and risk management services.
Other comprises income and expenditure not attributed to the Group's operating segments. These amounts include the costs of certain central and head office functions.
Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2022
Net interest income	9,746	3,227	132	13,105
Other income	1,684	947	1,009	3,640
Total income	11,430	4,174	1,141	16,745
Operating expenses	(5,696)	(2,207)	(1,296)	(9,199)
Impairment (charge) credit	(1,373)	(471)	392	(1,452)
Profit before tax	4,361	1,496	237	6,094

External income	11,996	3,375	1,374	16,745
Inter-segment (expense) income	(566)	799	(233)	–
Segment income	11,430	4,174	1,141	16,745

Segment external assets	372,585	89,536	154,807	616,928
Segment external liabilities	314,051	140,923	122,895	577,869

Analysis of segment other income:
Fee and commission income:
Current accounts	420	222	–	642
Credit and debit card fees	734	456	–	1,190
Commercial banking fees	–	196	–	196
Factoring	–	79	–	79
Other fees and commissions	66	149	30	245
Fee and commission income	1,220	1,102	30	2,352
Fee and commission expense	(665)	(280)	(156)	(1,101)
Net fee and commission income	555	822	(126)	1,251
Operating lease rental income	1,065	12	–	1,077
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	(76)	(76)
Other income	64	113	1,211	1,388
Segment other income	1,684	947	1,009	3,640

Other segment items reflected in income statement above:
Depreciation and amortisation	1,216	195	937	2,348
Defined benefit scheme charges	72	28	25	125
Non-income statement segment items:
Additions to fixed assets	2,146	94	1,464	3,704

	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2021[1]
Net interest income	8,515	2,479	42	11,036
Other income	1,596	918	1,123	3,637
Total income	10,111	3,397	1,165	14,673
Operating expenses	(5,878)	(2,732)	(1,596)	(10,206)
Impairment credit (charge)	447	869	2	1,318
Profit (loss) before tax	4,680	1,534	(429)	5,785

External income	11,200	3,172	301	14,673
Inter-segment (expense) income	(1,089)	225	864	–
Segment income	10,111	3,397	1,165	14,673

Segment external assets	364,375	85,806	152,668	602,849
Segment external liabilities	312,578	145,273	104,226	562,077

Analysis of segment other income:
Fee and commission income:
Current accounts	425	209	–	634
Credit and debit card fees	533	345	–	878
Commercial banking fees	–	247	37	284
Factoring	–	76	–	76
Other fees and commissions	65	171	87	323
Fee and commission income	1,023	1,048	124	2,195
Fee and commission expense	(571)	(247)	(124)	(942)
Net fee and commission income	452	801	–	1,253
Operating lease rental income	1,046	13	–	1,059
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	(116)	(116)
Other income	98	104	1,239	1,441
Segment other income	1,596	918	1,123	3,637

Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	273	979	2,777
Defined benefit scheme charges	89	29	118	236
Non-income statement segment items:
Additions to fixed assets	1,922	168	1,012	3,102
1Restated, see page F-28.

	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2020[1]
Net interest income	8,317	2,471	(18)	10,770
Other income	1,608	809	1,398	3,815
Total income	9,925	3,280	1,380	14,585
Operating expenses	(5,875)	(2,078)	(1,243)	(9,196)
Impairment charge	(2,274)	(1,397)	(389)	(4,060)
Profit (loss) before tax	1,776	(195)	(252)	1,329

External income	11,490	2,850	245	14,585
Inter-segment (expense) income	(1,565)	430	1,135	–
Segment income	9,925	3,280	1,380	14,585

Segment external assets	351,184	92,206	156,549	599,939
Segment external liabilities	284,622	150,728	123,471	558,821

Analysis of segment other income:
Fee and commission income:
Current accounts	428	182	–	610
Credit and debit card fees	447	301	–	748
Commercial banking fees	–	169	–	169
Factoring	–	76	–	76
Other fees and commissions	72	159	90	321
Fee and commission income	947	887	90	1,924
Fee and commission expense	(585)	(207)	(117)	(909)
Net fee and commission income	362	680	(27)	1,015
Operating lease rental income	1,104	16	–	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	–	–	145	145
Other income	142	113	1,280	1,535
Segment other income	1,608	809	1,398	3,815

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	242	668	2,670
Defined benefit scheme charges	100	30	117	247
Non-income statement segment items:
Additions to fixed assets	1,684	89	1,042	2,815
1Restated, see page F-28.
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.